Acquisitions, Investments and Disposals: Schedule 2 of pro-forma condensed consolidated income statement data (Tables)	12 Months Ended
Dec. 31, 2011
Schedule 2 of pro-forma condensed consolidated income statement data:
Schedule 2 of pro-forma condensed consolidated income statement data
	Year ended December 31,
	2010	2009
Revenue, net	9,793,988	5,951,436
Net income	655,968	243,420
Net income per share	1.55	0.26